Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: May 13, 2013

DATES
Closing Date	3/28/2013
Collection Period	2
Collection Period Beginning Date	4/01/2013
Collection Period Ending Date	4/30/2013
Payment Date	5/15/2013

I    DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Final Maturity
Class A-1 Notes	21.0%	$102,631,296.23	$14,842,839.62	$87,788,456.61	4/15/2014
Class A-2 Notes	31.7%	$155,000,000.00	$0.00	$155,000,000.00	1/15/2016
Class A-3 Notes	32.1%	$157,000,000.00	$0.00	$157,000,000.00	9/15/2017
Class A-4 Notes	11.3%	$55,250,000.00	$0.00	$55,250,000.00	4/15/2019
Class B Notes	2.0%	$10,000,000.00	$0.00	$10,000,000.00	4/15/2019
Class C Notes	1.8%	$8,754,000.00	$0.00	$8,754,000.00	6/15/2020

Total Securities	100.0%	$488,635,296.23	$14,842,839.62	$473,792,456.61

Overcollateralization		$0.00		$925,529.68
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83
Net Pool Balance		$489,120,299.33		$474,717,986.29

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$102,631,296.23	$18,815.74
Class A-2 Notes	0.45000%	$155,000,000.00	$58,125.00
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$10,083.33
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$488,635,296.23	$217,740.28

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: May 13, 2013

II    AVAILABLE FUNDS

Interest Collections	$1,066,167.11
Principal Collections (Including Repurchases)	$14,402,313.04
Liquidation Proceeds	($300.00)
Investment Earnings (to be remitted to servicer with servicing fees)	$0.00

Total Collections	$15,468,180.15
Reserve Account Draw Amount	$0.00

Total Available Funds	$15,468,180.15

III    DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$407,600.25	$407,600.25	$0.00
Class A-1 Notes	$18,815.74	$18,815.74	$0.00
Class A-2 Notes	$58,125.00	$58,125.00	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$10,083.33	$10,083.33	$0.00
Second Allocation of Principal	$5,163,309.94	$5,163,309.94	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$925,529.68	$1,074,486.32
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$0.00	$0.00	$0.00

	$16,542,666.47	$15,468,180.15

Principal Payment:
First Allocation of Principal		$0.00
Second Allocation of Principal		$5,163,309.94
Third Allocation of Principal		$8,754,000.00
Regular Principal Distribution Amount		$925,529.68

Total		$14,842,839.62

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: May 13, 2013

IV    POOL INFORMATION

Beginning of Current Period
Pool Balance	$474,717,986.00
Number of Receivables Outstanding	23,359
Weighted Average Contract Rate	2.55
Weighted Average Remaining Term (mos)	56.90

V    OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$0.00
Ending Period Overcollateralization Amount	$925,529.68

Overcollateralization Shortfall	$1,074,486.32

VI    RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII    LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
Liquidation Proceeds for Collection Period	($300.00)

Net Losses for Collection Period	($300.00)

Periods	$300.00
Pool Balance	0.00006%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	1	$13,950.07
As % of Ending Pool Balance		0.003%

Receivables 60-89 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Total Delinquencies	1	$13,950.07
As % of Ending Pool Balance		0.003%